EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of AdvisorShares Trust (the “Trust”), revised risk/return information in interactive data format for the AdvisorShares Sage Core Reserves ETF, a separate series of the Trust.

Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

Tel: 202.373.6000

Fax: 202.373.6001

www.bingham.com

December 30, 2013

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333-15876 and 811-22110)
Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information for the Trust’s AdvisorShares Sage Core Reserves ETF, in interactive data format.

Please contact me at (202) 373-6046 with your questions or comments.

Sincerely,

/s/ Amanda R. Goodhart

Amanda R. Goodhart